Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Ownership Interests in Subsidiaries

				Percentage of Ownership (%)
				December 31,
Name of investor	Name of investee	Main business	Location	2019	2020	Note
The Company	ChipMOS U.S.A., Inc. (“ChipMOS USA”)	Marketing of semiconductors and electronic related products	San Jose, USA	100	100
The Company	ChipMOS TECHNOLOGIES (BVI) LTD. (“ChipMOS BVI”)	Holding company	British Virgin Islands	100	100
ChipMOS BVI	ChipMOS SEMICONDUCTORS (Shanghai) LTD. (“ChipMOS Shanghai”)	Marketing of semiconductors and electronic related products	Shanghai, People’s Republic of China (“PRC”)	—	100	Note

Estimated Useful Life for Depreciation of Individual Assets

Buildings	5 to 51 years
Machinery and equipment	2 to 8 years
Tools	2 to 4 years
Others	2 to 6 years